                                                                               Filed pursuant to Rule 497(c)
    Registration Nos. 333-49374; 811-10201

THE APPLETON FUNDS

On behalf of The Appleton Funds (the “Trust”) and its series the Appleton Equity Growth Fund (the “Fund”) and pursuant to Rule 497(c) under the Securities Act of 1933, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of the Fund’s Prospectus that was filed pursuant to Rule 497(c) on April 30, 2015. The purpose of this filing is to submit the 497(c) filing dated April 30, 2015 in XBRL format for the Trust.